Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net of deferred income tax	$ (2.8)	$ (3.8)	$ 5.1